Brown Advisory - Beutel Goodman Large-Cap Value Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.1%
Communication Services - 12.7%
533,090	Comcast Corp.	28,845,500
721,522	Omnicom Group, Inc.	53,500,856
729,480	Verizon Communications, Inc.	42,419,262
		124,765,618
Consumer Discretionary - 10.3%
10,195	AutoZone, Inc.*	14,316,839
706,470	eBay, Inc.	43,264,223
1,081,069	Harley-Davidson, Inc.	43,350,866
		100,931,928
Consumer Staples - 12.9%
782,690	Campbell Soup Co.	39,345,826
743,481	Kellogg Co.	47,062,348
288,240	Kimberly-Clark Corp.	40,079,772
		126,487,946
Financials - 12.5%
345,280	American Express Co.	48,836,403
173,990	Ameriprise Financial, Inc.	40,443,975
80,550	JPMorgan Chase & Co.	12,262,127
351,460	SEI Investments Co.	21,414,458
		122,956,963
Health Care - 14.6%
377,371	AmerisourceBergen Corp.	44,556,194
192,325	Amgen, Inc.	47,852,383
25,340	Biogen, Inc.*	7,088,865
576,475	Merck & Co., Inc.	44,440,458
		143,937,900
Industrials - 16.4%
92,205	Cummins, Inc.	23,891,238
961,954	Flowserve Corp.	37,333,435
971,684	Ingersoll Rand, Inc.*	47,816,569
24,000	Parker-Hannifin Corp.	7,570,320
563,435	Wabtec Corp.	44,601,514
		161,213,076
Information Technology - 14.1%
478,077	Amdocs, Ltd.	33,537,102
1,785,300	NortonLifeLock, Inc.	37,955,478
733,640	Oracle Corp.	51,479,519
117,120	TE Connectivity, Ltd.	15,121,363
		138,093,462
Materials - 1.6%
106,265	PPG Industries, Inc.	15,967,379
Total Common Stocks (Cost $774,640,646)		934,354,272

Short-Term Investments - 3.5%
Money Market Funds - 3.5%
34,145,780	First American Government Obligations Fund - Class Z, 0.03%#	34,145,780
Total Short-Term Investments (Cost $34,145,780)		34,145,780
Total Investments - 98.6% (Cost $808,786,426)		968,500,052
Other Assets in Excess of Liabilities - 1.4%		14,203,211
NET ASSETS - 100.0%		$982,703,263

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.